Statements Of Equity (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Initial capital contributed at May. 17, 2010	$ 10	$ 9,990		$ 10,000
Initial capital contributed, shares at May. 17, 2010	1,000
Net loss			(145,352)	(145,352)
Balance at Dec. 31, 2010	10	9,990	(145,352)	(135,352)
Balance, shares at Dec. 31, 2010	1,000
Net loss			(223,214)	(223,214)
Balance at Dec. 31, 2011	$ 10	$ 9,990	$ (368,566)	$ (358,566)
Balance, shares at Dec. 31, 2011	1,000